Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator for basic and diluted net loss per share:
Net loss	$ (11,045,971)	$ (7,192,176)
Denominator:
For basic net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Effect of dilutive stock options
For diluted net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Net loss per share -Basic:
Net loss per share	$ (1.10)	$ (0.76)
Net loss per share - Diluted:
Net loss per share	$ (1.10)	$ (0.76)